REVENUES (Tables)	9 Months Ended	13 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
REVENUES
Schedule of revenue by geographical regions

	Nine months ended November 30,
($ in thousands)	2020	2019
Americas	$239,567	$213,191
Europe	4,304	4,320
Asia Pacific	5,151	3,417
Total revenue	$249,022	$220,928

	For the Fiscal Year Ended
	February 29, 2020	February 28, 2019
Americas	$293,751	$197,245
Europe	6,271	3,594
Asia Pacific	5,080	368